Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (18,757)	$ (26,594)	$ (32,397)
Unrealized gains (losses)	13,448	19,433	12,375
Unrealized gains (losses)	10,257	42,009	26,090
Total	(5,309)	(7,161)	(20,022)
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(18,825)	(25,940)	(28,968)
Unrealized gains (losses)	12,393	15,627	14,768
Total	(6,432)	(10,313)	(14,200)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0
Unrealized gains (losses)	945	(164)	(783)
Total	945	(164)	(783)
Interest rate swaption agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(610)	0	0
Unrealized gains (losses)	0	0	0
Total	(610)	0	0
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	678	(654)	(3,429)
Unrealized gains (losses)	110	3,970	(1,610)
Total	788	3,316	(5,039)
Cross-currency swap agreements | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(9,344)	(9,063)	(7,640)
Unrealized gains (losses)	49,047	28,905	(57,759)
Total	39,703	19,842	(65,399)
Cross-currency swap agreements termination | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(25,733)	(17,711)	0
Unrealized gains (losses)	0	0	0
Total	(25,733)	(17,711)	0
Cross-currency swap agreements | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(35,077)	(26,774)	(7,640)
Unrealized gains (losses)	49,047	28,905	(57,759)
Total	$ 13,970	$ 2,131	$ (65,399)